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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number___811-08321__________________________________

_________________________Investors Mark Series Fund, Inc._______________________
               (Exact name of registrant as specified in charter)

_________100 South Fifth Street, Suite 2300, Minneapolis, MN 55402-1240_________
               (Address of principal executive offices) (Zip code)

___________BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219___________
                    (Name and address of agent for service)

Registrant's telephone number, including area code:____614-470-8000_____________

Date of fiscal year end:_December 31, 2005__________

Date of reporting period:_March 31, 2005____________


        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

        File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                      MARKET
                                                     SHARES            VALUE
                                                     ------         -----------
COMMON STOCKS (98.86%)
BASIC MATERIALS (7.14%)
Dow Chemical Co.                                        1,370       $    68,295
PPG Industries, Inc.                                    1,750           125,160
Weyerhaeuser Co.                                        1,870           128,095
                                                                    -----------
                                                                        321,550
                                                                    -----------
CAPITAL GOODS (6.82%)
Lockheed Martin Corp.                                   1,320            80,599
Rockwell Collins, Inc.                                  2,330           110,885
Tyco International Ltd.                                 3,430           115,934
                                                                    -----------
                                                                        307,418
                                                                    -----------
CONSUMER CYCLICAL (14.88%)
Altria Group, Inc.                                      1,600           104,624
Eastman Kodak Co.                                       3,350           109,043
Gannett Co., Inc.                                       1,470           116,247
Limited Brands, Inc.                                    5,110           124,172
McDonald's Corp.                                        3,440           107,122
Waste Management, Inc.                                  3,780           109,053
                                                                    -----------
                                                                        670,261
                                                                    -----------
CONSUMER STAPLES (6.80%)
Diageo PLC ADR                                          2,352           133,829
Kellogg Co.                                             2,010            86,973
Kimberly-Clark Corp.                                    1,300            85,449
                                                                    -----------
                                                                        306,251
                                                                    -----------
ENERGY (9.65%)
BP PLC ADR                                              1,748           109,075
ConocoPhillips                                            420            45,293
Exxon Mobil Corp.                                       2,760           164,495
Occidental Petroleum Corp.                              1,630           116,007
                                                                    -----------
                                                                        434,870
                                                                    -----------
FINANCIAL (28.22%)
AFLAC, Inc.                                             3,020           112,525
Allstate Corp.                                          1,290            69,737
American Express Co.                                    1,970           101,199
American International Group, Inc.                      2,330           129,105
Bank of America Corp.                                   2,190            96,579
Citigroup, Inc.                                         3,560           159,987
Everest Re Group Ltd.                                     610            51,917
Fiserv, Inc. (b)                                        1,180            46,964
Freddie Mac                                             1,430            90,376
Morgan Stanley                                          2,200           125,950
Radian Group, Inc.                                      1,060            50,604
SLM Corp.                                               1,440            71,770
Wachovia Corp.                                            839            42,713
Wells Fargo & Co.                                       2,030           121,394
                                                                    -----------
                                                                      1,270,820
                                                                    -----------
HEALTHCARE (5.96%)
Merck & Co., Inc.                                       2,130            68,948
Pfizer, Inc.                                            4,600           120,842
Teva Pharmaceutical Industries Ltd.                     2,540            78,740
ADR                                                                 -----------

                                                                        268,530
                                                                    -----------

MEDIA & ENTERTAINMENT (3.85%)
Viacom, Inc., Class B                                   2,880           100,311
Walt Disney Co. (The)                                   2,540            72,974
                                                                    -----------
                                                                        173,285
                                                                    -----------
TECHNOLOGY (5.12%)
Apple Computer, Inc. (b)                                1,100            45,837
International Business Machines Corp.                     980            89,553
Microsoft Corp.                                         1,990            48,098
Molex, Inc., Class A                                    2,000            47,200
                                                                    -----------
                                                                        230,688
                                                                    -----------
TELECOMMUNICATION SERVICES (4.21%)
BCE, Inc.                                               3,290            82,217
Verizon Communications, Inc.                            3,030           107,565
                                                                    -----------
                                                                        189,782
                                                                    -----------
TRANSPORTATION & SERVICES (2.07%)
United Parcel Service, Class B                          1,280            93,107
                                                                    -----------
UTILITIES (4.14%)
Entergy Corp.                                           1,410            99,631
Exelon Corp.                                            1,890            86,732
                                                                    -----------
                                                                        186,363
                                                                    -----------
TOTAL COMMON STOCKS (COST $3,384,740)                                 4,452,925
                                                                    -----------

INVESTMENT COMPANIES (0.71%)
INVESTMENT COMPANIES (0.71%)
Wells Fargo Prime Investment Money                     32,034            32,034
Market Fund                                                         -----------

TOTAL INVESTMENT COMPANIES (COST $32,034)                                32,034
                                                                    -----------


TOTAL INVESTMENTS (COST $3,416,774) (a) - 99.57%                      4,484,959
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.43%                            19,447
                                                                    -----------
NET ASSETS - 100.00%                                                $ 4,504,406
                                                                    ===========
------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
ADR - American Depositary Receipt
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

LARGE CAP GROWTH
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)
                                                                      MARKET
                                                     SHARES            VALUE
                                                     ------         -----------
COMMON STOCKS (93.96%)
CAPITAL GOODS (4.49%)
General Electric Co.                                    5,100       $   183,906
                                                                    -----------
CONSUMER CYCLICAL (8.47%)
Costco Wholesale Corp.                                  3,400           150,212
Home Depot, Inc. (The)                                  1,600            61,184
Wal-Mart Stores, Inc.                                   2,700           135,297
                                                                    -----------
                                                                        346,693
                                                                    -----------
CONSUMER STAPLES (5.52%)
Colgate-Palmolive Co.                                   2,300           119,991
Procter & Gamble Co. (The)                              2,000           106,000
                                                                    -----------
                                                                        225,991
                                                                    -----------
ENERGY (3.61%)
Schlumberger Ltd.                                       2,100           148,008
                                                                    -----------
FINANCIAL (7.30%)
American International Group, Inc.                      2,000           110,820
Merrill Lynch & Co., Inc.                               1,000            56,600
Wells Fargo & Co.                                       2,200           131,560
                                                                    -----------
                                                                        298,980
                                                                    -----------
HEALTHCARE (20.29%)
Amgen, Inc. (b)                                         2,000           116,420
Cardinal Health, Inc.                                   2,000           111,600
Johnson & Johnson, Inc.                                 2,400           161,184
Medtronic, Inc.                                         3,500           178,325
Novartis AG ADR                                         3,100           145,018
Pfizer, Inc.                                            4,500           118,215
                                                                    -----------
                                                                        830,762
                                                                    -----------
MEDIA & ENTERTAINMENT (8.11%)
Liberty Media Corp. (b)                                 5,900            61,183
Liberty Media International, Inc., Class                  354            15,484
A (b)
News Corp., Class B                                     3,400            59,874
Time Warner, Inc. (b)                                   5,200            91,260
Viacom, Inc., Class B                                   3,000           104,490
                                                                    -----------
                                                                        332,291
                                                                    -----------
TECHNOLOGY (36.17%)
Altera Corp. (b)                                        5,900           116,702
Analog Devices, Inc.                                    1,800            65,052
Applied Materials, Inc. (b)                             5,100            82,875
ASML Holding NV ADR (b)                                 6,900           115,713
Cisco Systems, Inc. (b)                                 6,700           119,863
Comcast Corp., Class A (b)                              3,600           121,608
Dell, Inc. (b)                                          3,300           126,786
Marvell Technology Group Ltd. (b)                       1,800            69,012
Maxim Integrated Products, Inc.                         2,600           106,262
Microchip Technology, Inc.                              2,000            52,020
Microsoft Corp.                                         7,600           183,692
Novellus Systems, Inc. (b)                              2,900            77,517
Paychex, Inc.                                           2,100            68,922
SAP AG ADR                                              1,600            64,128
Xilinx, Inc.                                            3,800           111,074
                                                                    -----------
                                                                      1,481,226
                                                                    -----------

TOTAL COMMON STOCKS (COST $3,551,599)                                 3,847,857
                                                                    -----------

INVESTMENT COMPANIES (6.24%)
INVESTMENT COMPANIES (6.24%)
Wells Fargo Government Institutional                   93,075            93,075
Money Market Fund
Wells Fargo Prime Investment Money                    162,563           162,562
Market Fund                                                         -----------

TOTAL INVESTMENT COMPANIES (COST $255,637)                              255,637
                                                                    -----------



TOTAL INVESTMENTS (COST $3,807,236) (a) - 100.20%                     4,103,494
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%                          (8,204)
                                                                    -----------
NET ASSETS - 100.00%                                                $ 4,095,290
                                                                    ===========
------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
ADR - American Depositary Receipt
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

MID CAP EQUITY
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)
                                                                      MARKET
                                                     SHARES            VALUE
                                                     ------         -----------
COMMON STOCKS (97.21%)
BASIC MATERIALS (2.52%)
Bowater, Inc.                                           1,200       $    45,204
Kinross Gold Corp. (b)                                  5,200            31,200
Plum Creek Timber Co., Inc.                             1,500            53,550
                                                                    -----------
                                                                        129,954
                                                                    -----------
CAPITAL GOODS (12.98%)
BorgWarner, Inc.                                        1,000            48,680
Cooper Cameron Corp. (b)                                  600            34,326
Florida Rock Industries, Inc.                           1,500            88,230
LAM Research Corp. (b)                                  1,900            54,834
Louisiana-Pacific Corp.                                 3,100            77,934
Manpower, Inc.                                          1,000            43,520
Pentair, Inc.                                           1,300            50,700
Precision Castparts Corp.                               1,100            84,711
Rockwell Collins, Inc.                                  2,000            95,180
Simpson Manufacturing Co., Inc.                           800            24,720
Temple-Inland, Inc.                                       900            65,295
                                                                    -----------
                                                                        668,130
                                                                    -----------
CONSUMER CYCLICAL (16.18%)
Abercrombie & Fitch Co., Class A                          700            40,068
Barnes & Noble, Inc. (b)                                1,200            41,388
Circuit City Stores, Inc.                               4,900            78,645
Dollar Tree Stores, Inc. (b)                            1,100            31,603
Energizer Holdings, Inc. (b)                            1,600            95,680
Foot Locker, Inc.                                       2,700            79,110
GameStop Corp., Class B (b)                               509            11,351
Nieman Marcus Group, Inc. (The), Class                    600            54,906
 A
Nordstrom, Inc.                                         1,300            71,994
OfficeMax, Inc.                                         1,200            40,200
Omnicare, Inc.                                          1,900            67,355
Regis Corp.                                               500            20,465
Ross Stores, Inc.                                       1,200            34,968
Saks, Inc.                                              2,600            46,930
Toys "R" Us, Inc. (b)                                   1,400            36,064
Yankee Candle Co., Inc. (The) (b)                       2,600            82,420
                                                                    -----------
                                                                        833,147
                                                                    -----------
CONSUMER STAPLES (6.38%)
Alberto-Culver Co.                                      1,050            50,253
Albertson's, Inc.                                       1,900            39,235
Dean Foods Co. (b)                                      2,400            82,320
Dow Jones & Co., Inc.                                   1,300            48,581
International Flavors & Fragrances,                     1,200            47,400
Inc.
Knight-Ridder, Inc.                                       900            60,525
                                                                    -----------
                                                                        328,314
                                                                    -----------
ENERGY (7.29%)
Consol Energy, Inc.                                     1,100            51,722
ENSCO International, Inc.                               2,000            75,320
Patterson-UTI Energy, Inc.                              4,400           110,088
Pride International, Inc. (b)                           3,000            74,520
Weatherford International Ltd. (b)                      1,100            63,734
                                                                    -----------
                                                                        375,384
                                                                    -----------

FINANCIAL (16.02%)
Bank of Hawaii Corp.                                    1,300            58,838
CenturyTel, Inc.                                        2,100            68,964
Conseco, Inc. (b)                                       2,400            49,008
Cullen/Frost Bankers, Inc.                              1,400            63,210
E*TRADE Financial Corp. (b)                             3,200            38,400
Health Care Property Investors, Inc.                    2,200            51,634
Hibernia Corp., Class A                                 1,200            38,412
Mercantile Bankshares Corp.                             1,000            50,860
Montpelier Re Holdings Ltd.                             1,200            42,180
Protective Life Corp.                                   1,300            51,090
Providian Financial Corp. (b)                           3,500            60,060
SEI Investments Co.                                     1,200            43,392
T. Rowe Price Group, Inc.                               1,500            89,070
TD Banknorth, Inc. (b)                                  1,127            35,207
Toronto-Dominion Bank (The)                               540            22,329
Zions Bancorp                                             900            62,118
                                                                    -----------
                                                                        824,772
                                                                    -----------
HEALTHCARE (8.63%)
Caremark Rx, Inc. (b)                                   1,161            46,185
DaVita, Inc. (b)                                        1,100            46,035
Endo Pharmaceuticals Holdings, Inc.                     1,800            40,590
(b)
Health Net, Inc. (b)                                    1,500            49,065
Henry Schein, Inc. (b)                                    800            28,672
Hillenbrand Industries, Inc.                              700            38,829
Hospira, Inc. (b)                                       1,100            35,497
Neurocrine Biosciences, Inc. (b)                          400            15,224
PerkinElmer, Inc.                                       1,900            39,197
Triad Hospitals, Inc. (b)                               1,000            50,100
Varian Medical Systems, Inc. (b)                        1,600            54,848
                                                                    -----------
                                                                        444,242
                                                                    -----------
TECHNOLOGY (20.99%)
Affiliated Computer Services, Inc., Class                 700            37,268
 A (b)
American Power Conversion Corp.                         1,700            44,387
Amphenol Corp., Class A                                 1,400            51,856
Andrew Corp. (b)                                        3,100            36,301
Cadence Design Systems, Inc. (b)                        2,300            34,385
Ceridian Corp. (b)                                      1,200            20,460
ChoicePoint, Inc. (b)                                     600            24,066
Diebold, Inc.                                           1,100            60,335
Dun & Bradstreet Corp. (b)                              1,300            79,885
Entercom Communications Corp. (b)                         900            31,968
Fisher Scientific International, Inc. (b)                 600            34,152
Gemstar-TV Guide International, Inc.                    8,500            36,975
(b)
Hearst-Argyle Television, Inc.                          2,000            51,000
Ingram Micro, Inc. (b)                                  2,900            48,343
International Rectifier Corp. (b)                       1,000            45,500
L-3 Communications Holdings, Inc.                       1,200            85,224
Mettler-Toledo International, Inc. (b)                    500            23,750
Novellus Systems, Inc. (b)                              1,400            37,422
Scientific-Atlanta, Inc.                                1,300            36,686
Storage Technology Corp. (b)                            1,700            52,360
Sybase, Inc. (b)                                        2,700            49,842
Tellabs, Inc. (b)                                       5,700            41,610
Teradyne, Inc. (b)                                      2,000            29,200
Verisign, Inc. (b)                                      2,100            60,270
Vishay Intertechnology, Inc. (b)                        2,200            27,346
                                                                    -----------
                                                                      1,080,591
                                                                    -----------

TRANSPORTATION & SERVICES (0.64%)
Landstar System, Inc. (b)                               1,000            32,750
                                                                    -----------
UTILITIES (5.58%)
AGL Resources, Inc.                                     1,900            66,367
Allied Waste Industries, Inc. (b)                       3,800            27,778
Energy East Corp.                                       1,800            47,196
Hawaiian Electric Industries, Inc.                      1,600            40,832
NSTAR                                                     700            38,010
Republic Services, Inc.                                 2,000            66,960
                                                                    -----------
                                                                        287,143
                                                                    -----------

TOTAL COMMON STOCKS (COST $3,806,135)                                 5,004,427
                                                                    -----------

INVESTMENT COMPANIES (5.93%)
INVESTMENT COMPANIES (5.93%)
S&P 400 Mid-Cap Depositary Receipt                      1,200           144,432
Wells Fargo Prime Investment Money                    160,842           160,842
Market Fund                                                         -----------

TOTAL INVESTMENT COMPANIES (COST $307,386)                              305,274
                                                                    -----------



TOTAL INVESTMENTS (COST $4,113,521) (a) - 103.14%                     5,309,701
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.14)%                        (161,826)
                                                                    -----------
NET ASSETS - 100.00%                                                $ 5,147,875
                                                                    ===========
------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

SMALL CAP EQUITY
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)
                                                                      MARKET
                                                     SHARES            VALUE
                                                     ------         -----------
COMMON STOCKS (95.44%)
CONSUMER DISCRETIONARY (14.82%)
Ashworth, Inc. (b)                                      2,100       $    23,919
Bombay Co., Inc. (b)                                    5,200            27,560
Carter's, Inc. (b)                                        700            27,825
Cost Plus, Inc. (b)                                     1,400            37,632
Cumulus Media, Inc. (b)                                 2,500            35,625
Design Within Reach, Inc. (b)                           1,800            28,323
Fred's, Inc.                                            1,400            24,038
Gaylord Entertainment (b)                               1,200            48,480
Jarden Corp. (b)                                        1,550            71,114
Jos. A. Bank Clothiers, Inc. (b)                        1,000            29,300
Lin TV Corp., Class A (b)                               1,900            32,167
Marvel Enterprises, Inc. (b)                            2,700            54,000
Pacific Sunwear of California, Inc. (b)                 1,200            33,576
Party City Corp. (b)                                    1,000            14,640
Pinnacle Entertainment, Inc. (b)                        2,400            40,080
Radio One, Inc., Class D (b)                            2,300            33,925
Scientific Games Corp. (b)                              2,100            47,985
Sinclair Broadcast Group, Inc., Class A                 4,200            33,726
                                                                    -----------
                                                                        643,915
                                                                    -----------
ENERGY (5.67%)
Edge Petroleum Corp. (b)                                1,600            26,496
Energy Partners Ltd (b)                                   600            15,582
InterOil, Corp. (b)                                       600            20,976
Maverick Tube Corp. (b)                                   900            29,259
Mission Resources Corp. (b)                             4,200            29,736
Pioneer Drilling Co. (b)                                2,100            28,917
Spinnaker Exploration Co. (b)                             700            24,871
Unit Corp. (b)                                            800            36,136
Western Gas Resources, Inc.                             1,000            34,450
                                                                    -----------
                                                                        246,423
                                                                    -----------
FINANCIAL  (10.27%)
Ace Cash Express, Inc. (b)                              1,000            22,750
Boston Private Financial Holdings,                      1,400            33,250
Inc.
Commercial Capital Bancorp, Inc.                        1,500            30,525
Corillian Corp. (b)                                     6,700            23,316
East West Bancorp, Inc.                                   900            33,228
Greenhill & Co., Inc.                                   1,200            42,960
Infinity Property & Casualty Corp.                      1,700            53,142
Intersections, Inc. (b)                                 1,400            20,370
Jefferies Group, Inc.                                   1,000            37,680
Main Street Banks, Inc.                                   400            10,592
Mercantile Bank Corp.                                     845            34,544
National Financial Partners Corp.                         600            23,880
optionsXpress Holdings, Inc. (b)                          400             6,476
Philadelphia Consolidated Holding                         400            31,012
Corp. (b)
Prosperity Bancshares, Inc.                             1,600            42,384
                                                                    -----------
                                                                        446,109
                                                                    -----------

HEALTHCARE (19.73%)
Advancis Pharmaceutical Corp. (b)                       2,500             9,250
Advisory Board Co. (The) (b)                            1,200            52,440
America Service Group, Inc. (b)                         1,056            23,369
American Retirement Corp. (b)                           2,000            29,080
BioSante Pharmaceuticals, Inc. (b)                      1,900             7,600
Bone Care International, Inc. (b)                       1,400            36,316
Caraco Pharmaceutical Laboratories Ltd.                   900             7,362
(b)
Cardiac Science, Inc. (b)                               5,400             6,210
Cell Therapeutics, Inc. (b)                             2,100             7,539
Conceptus, Inc. (b)                                     2,400            18,720
CYTOGEN Corp. (b)                                       2,300            13,317
DepoMed, Inc. (b)                                       4,700            18,518
DOV Pharmaceutical, Inc. (b)                            2,200            30,096
Enzo Biochem, Inc. (b)                                  1,500            21,630
Exact Sciences Corp. (b)                                2,300             8,211
Hythiam, Inc. (b)                                       1,800            15,372
Integra Lifesciences Corp. (b)                          1,200            42,264
Isolagen, Inc. (b)                                      2,500            15,725
Lifepoint Hospitals, Inc. (b)                             900            39,456
Medical Action Industries, Inc. (b)                     2,300            43,470
Nektar Therapeutics (b)                                 2,000            27,880
Neopharm, Inc. (b)                                      3,502            27,211
Neurochem, Inc. (b)                                     1,400            16,674
Neurocrine Biosciences, Inc. (b)                          800            30,448
Noven Pharmaceuticals, Inc. (b)                         1,700            28,832
Palomar Medical Technologies, Inc.                        700            18,879
(b)
Protein Design Labs, Inc. (b)                           1,700            27,183
QLT, Inc. (b)                                           2,900            37,294
Renovis, Inc. (b)                                       2,200            17,754
Salix Pharmaceuticals, Inc. (b)                         2,000            32,980
Shamir Optical Industry Ltd. (b)                          700            10,815
SonoSite, Inc. (b)                                      1,600            41,568
Syneron Medical Ltd. (b)                                  600            19,116
Taro Pharmaceutical Industries Ltd. (b)                   800            25,248

Telik, Inc. (b)                                         2,500            37,700
U.S. Physical Therapy, Inc. (b)                           800            11,184
                                                                    -----------
                                                                        856,711
                                                                    -----------
INDUSTRIAL (14.67%)
Acuity Brands, Inc.                                       800            21,600
AMCOL International Corp.                               1,000            18,760
Corporate Executive Board Co.                             600            38,370
CUNO, Inc. (b)                                            700            35,973
Dawson Geophysical Co. (b)                              1,200            29,040
DRS Technologies, Inc. (b)                              1,400            59,500
Educate, Inc. (b)                                       2,500            34,675
EGL, Inc. (b)                                           1,400            31,920
Genesee & Wyoming, Inc., Class A                        1,289            33,398
(b)
Heartland Express, Inc.                                 2,200            42,130
Laureate Education, Inc. (b)                              800            34,232
Leadis Technology, Inc. (b)                             1,700            10,166
MDC Partners, Inc., Class A (b)                         2,800            26,628
Navigant Consulting Co. (b)                             1,300            35,399
NCO Group, Inc. (b)                                     1,300            25,415
Plug Power, Inc. (b)                                    4,500            29,700
Sirva, Inc. (b)                                         1,400             9,954
UAP Holding Corp. (b)                                   2,600            41,860
UTI Worldwide, Inc.                                       600            41,670

Wabash National Corp.                                   1,500            36,600
                                                                    -----------
                                                                        636,990
                                                                    -----------
MEDIA & ENTERTAINMENT (0.59%)
Lions Gate Entertainment Corp. (b)                      2,300            25,415
                                                                    -----------
REAL ESTATE (0.72%)
HouseValues, Inc. (b)                                   2,500            31,450
                                                                    -----------
TECHNOLOGY  (28.97%)
Aceto Corp.                                             2,400            17,808
Anixter International, Inc. (b)                           900            32,535
Applied Films Corp. (b)                                 1,400            32,368
Audiovox Corp., Class A (b)                             1,400            17,836
Brooks Automation, Inc. (b)                             2,700            40,986
Captiva Software Corp. (b)                              2,900            31,407
Cypress Semiconductor Corp. (b)                         2,600            32,760
Digital River, Inc. (b)                                   900            28,044
Digitas, Inc. (b)                                       4,100            41,410
Dolby Laboratories Inc., Class A (b)                      400             9,400
DSP Group, Inc. (b)                                     1,000            25,760
Entegris, Inc. (b)                                      4,700            46,483
Epicor Software Corp. (b)                               2,500            32,750
Equinix, Inc. (b)                                         700            29,638
FEI Co. (b)                                             1,500            34,725
FileNET Corp. (b)                                       1,100            25,058
Finisar Corp. (b)                                       7,800             9,750
Foundry Networks, Inc. (b)                              2,900            28,710
Global Imaging Systems, Inc. (b)                        1,200            42,552
Integrated Circuit Systems, Inc. (b)                      800            15,296
Inter-Tel, Inc.                                         1,119            27,416
Itron, Inc. (b)                                         1,500            44,460
IXYS Corp. (b)                                          4,100            46,903
Landec Corp. (b)                                        3,700            26,936
Magma Design Automation, Inc. (b)                       2,300            27,301
Manhattan Associates, Inc. (b)                          1,600            32,592
MAXIMUS, Inc.                                             900            30,141
Micromuse, Inc. (b)                                     7,200            32,616
MTC Technologies, Inc. (b)                              1,400            45,500
Mykrolis Corp. (b)                                      2,400            34,320
NICE Systems Ltd. ADR (b)                               1,100            35,442
NMS Communications Corp. (b)                            3,100            13,299
OpenTV Corp. (b)                                        7,100            20,164
PalmSource, Inc. (b)                                    1,800            16,272
Photon Dynamics, Inc. (b)                               1,100            20,966
Pinnacle Systems, Inc. (b)                              3,600            20,124
Rae Systems, Inc. (b)                                   2,000             6,140
Scansoft, Inc. (b)                                      4,500            16,740
SeaChange International, Inc. (b)                       2,000            25,900
Silicon Image, Inc. (b)                                 2,000            20,120
Silicon Storage Technology, Inc. (b)                    4,100            15,252
SimpleTech, Inc. (b)                                    5,800            22,852
Telecommunication Systems, Inc. (b)                     3,800            10,146
TiVo, Inc. (b)                                          3,200            16,544
Ultratech, Inc. (b)                                     2,100            30,660
Verity, Inc. (b)                                        1,700            16,065
Zoran Corp. (b)                                         2,700            27,945
                                                                    -----------
                                                                      1,258,092
                                                                    -----------
TOTAL COMMON STOCKS (COST $3,760,653)                                 4,145,105
                                                                    -----------

INVESTMENT COMPANIES (5.42%)
FINANCIAL (5.42%)
Wells Fargo Government Institutional                   64,582           64,582
Money Market
Wells Fargo Prime Investment Money                    171,004          171,003
Market Fund                                                         -----------

TOTAL INVESTMENT COMPANIES (COST $235,585)                             235,585
                                                                    -----------



TOTAL INVESTMENTS (COST $3,996,238) (a) - 100.86%                     4,380,690
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.86)%                         (37,146)
                                                                    -----------
NET ASSETS - 100.00%                                                $ 4,343,544
                                                                    ===========
------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
ADR - American Depositary Receipt
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

GROWTH & INCOME
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)
                                                                      MARKET
                                                     SHARES            VALUE
                                                     ------         -----------
COMMON STOCKS (96.37%)
BASIC MATERIALS (10.62%)
Alcoa, Inc.                                             3,100       $    94,209
Barrick Gold Corp.                                      1,100            26,356
Dow Chemical Co.                                          300            14,955
du Pont (E.I.) de Nemours & Co.                         3,700           189,588
International Paper Co.                                 4,800           176,592
Monsanto Co.                                            1,007            64,952
Newmont Mining Corp.                                    3,500           147,875
Potash Corp. of Saskatchewan, Inc.                        700            61,257
Praxair, Inc.                                           2,000            95,720
                                                                    -----------
                                                                        871,504
                                                                    -----------
CAPITAL GOODS (11.57%)
Caterpillar, Inc.                                         800            73,152
Deere & Co.                                             3,300           221,529
Eaton Corp.                                             1,700           111,180
Emerson Electric Co.                                    1,000            64,930
General Electric Co.                                    7,000           252,420
Parker Hannifin Corp.                                   1,500            91,380
Tyco International Ltd.                                 4,000           135,200
                                                                    -----------
                                                                        949,791
                                                                    -----------
CONSUMER CYCLICAL (5.54%)
Clear Channel Communications, Inc.                      1,400            48,258
Federated Department Stores, Inc.                         200            12,728
Illinois Tool Works, Inc.                                 500            44,765
Newell Rubbermaid, Inc.                                 2,100            46,074
NIKE, Inc - Class B                                     1,000            83,310
Target Corp.                                              300            15,006
Tribune Co.                                             2,000            79,740
Wal-Mart Stores, Inc.                                   1,100            55,121
Waste Management, Inc.                                  2,400            69,240
                                                                    -----------
                                                                        454,242
                                                                    -----------
CONSUMER STAPLES (10.91%)
Archer-Daniels-Midland Co.                              1,100            27,038
Campbell Soup Co.                                         800            23,216
Clorox Co.                                              1,000            62,990
CVS Corp.                                               1,400            73,668
Diageo PLC ADR                                            600            34,140
Gillette Co.                                            1,400            70,672
H.J. Heinz Co.                                          1,600            58,944
Kellogg Co.                                               700            30,289
Kimberly-Clark Corp.                                    1,300            85,449
Kraft Foods, Inc.                                       5,500           181,775
Kroger Co. (b)                                          6,800           109,004
PepsiCo, Inc.                                           2,600           137,878
                                                                    -----------
                                                                        895,063
                                                                    -----------
ENERGY (11.37%)
Baker Hughes, Inc.                                      2,500           111,225
El Paso Corp.                                           1,600            16,928
Exxon Mobil Corp.                                       9,400           560,240
GlobalSantaFe Corp.                                       800            29,632
PG&E Corp.                                                400            13,640
Progress Energy, Inc.                                   1,100            46,145

Schlumberger Ltd.                                       2,200           155,056
                                                                    -----------
                                                                        932,866
                                                                    -----------
FINANCIAL (14.21%)
American International Group, Inc.                      1,800            99,738
Bank of America Corp.                                   1,910            84,231
Bank of New York Co, Inc. (The)                         3,700           107,485
Citigroup, Inc.                                         2,800           125,832
Goldman Sachs Group, Inc.                                 500            54,995
Hartford Financial Services Group, Inc.                   800            54,848

J.P. Morgan Chase & Co.                                 5,452           188,639
Marshall & Ilsley Corp.                                   700            29,225
MBNA Corp.                                              1,500            36,825
Mellon Financial Corp.                                  3,800           108,452
Merrill Lynch & Co., Inc.                               1,900           107,540
Mitsubishi Tokyo Financial Group, Inc.                  2,100            18,165
ADR
U.S. Bancorp                                            1,100            31,702
Wachovia Corp.                                          1,400            71,274
Wells Fargo & Co.                                         800            47,840
                                                                    -----------
                                                                      1,166,791
                                                                    -----------
HEALTHCARE (13.47%)
Baxter International, Inc.                              3,600           122,328
Bristol-Myers Squibb Co.                                2,200            56,012
Cardinal Health, Inc.                                   1,800           100,440
CIGNA Corp.                                             1,000            89,300
GlaxoSmithKline PLC ADR                                 1,600            73,472
Guidant Corp.                                             200            14,780
MedImmune, Inc. (b)                                     2,000            47,620
Merck & Co., Inc.                                       2,600            84,162
Novartis AG ADR                                         3,100           145,018
Pfizer, Inc.                                            4,700           123,469
Schering-Plough Corp.                                   4,400            79,860
Wyeth                                                   4,000           168,720
                                                                    -----------
                                                                      1,105,181
                                                                    -----------
MEDIA & ENTERTAINMENT (2.37%)
Viacom, Inc., Class B                                   1,300            45,279
Walt Disney Co. (The)                                   5,200           149,396
                                                                    -----------
                                                                        194,675
                                                                    -----------
TECHNOLOGY (9.76%)
Apple Computer, Inc. (b)                                  900            37,503
Comcast Corp., Special Class A (b)                      4,700           156,980
EMC Corp. (b)                                           7,100            87,472
Hewlett-Packard Co.                                     2,500            54,850
Honeywell International, Inc.                           1,500            55,815
Microsoft Corp.                                         4,300           103,931
Motorola, Inc.                                          8,700           130,239
Solectron Corp. (b)                                     9,600            33,312
Texas Instruments, Inc.                                   900            22,941
Xerox Corp. (b)                                         7,800           118,170
                                                                    -----------
                                                                        801,213
                                                                    -----------
TELECOMMUNICATION SERVICES (3.05%)
SBC Communications, Inc.                                3,500            82,915
Sprint Corp.                                            1,100            25,025
Verizon Communications, Inc.                            4,000           142,000
                                                                    -----------
                                                                        249,940
                                                                    -----------
TRANSPORTATION & SERVICES (3.50%)
Canadian National Railway Co.                           1,300            82,303
CSX Corp.                                               1,000            41,650
Union Pacific Corp.                                     1,300            90,610

United Parcel Service, Class B                          1,000            72,740
                                                                    -----------
                                                                        287,303
                                                                    -----------
TOTAL COMMON STOCKS (COST $6,348,091)                                 7,908,569
                                                                    -----------


TOTAL INVESTMENTS (COST $6,348,091) (a) - 96.37%                      7,908,569
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.63%                           297,971
                                                                    -----------
NET ASSETS - 100.00%                                                $ 8,206,540
                                                                    ===========
------------
(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
ADR - American Depositary Receipt
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

BALANCED
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)
                                                     SHARES
                                                       OR
                                                    PRINCIPAL         MARKET
                                                     AMOUNT            VALUE
                                                    ---------       -----------
COMMON STOCKS  (64.48%)
BASIC MATERIALS  (1.52%)
AU Optronics Corp. ADR                                  5,645       $    82,756
                                                                    -----------
CONSUMER CYCLICAL  (23.46%)
Ameristar Casinos, Inc.                                 1,100            60,148
Argosy Gaming Co. (b)                                   1,800            82,656
Barnes & Noble, Inc. (b)                                1,400            48,286
Carnival Corp.                                          1,300            67,353
DeVry, Inc. (b)                                         2,200            41,624
GameStop Corp., Class B (b)                             1,594            35,546
Harley-Davidson, Inc.                                   1,000            57,760
Harrah's Entertainment, Inc.                            2,550           164,678
Heidrick & Struggles International, Inc.                  800            29,416
(b)
Hewitt Associates, Inc., Class A (b)                    1,800            47,880
ITT Educational Services, Inc. (b)                      1,100            53,350
J. Jill Group, Inc. (b)                                 1,800            24,768
Oxford Industries, Inc.                                 2,000            73,180
Performance Food Group Co. (b)                          2,400            66,432
PETsMART, Inc.                                          1,900            54,625
Rent-A-Center, Inc. (b)                                 3,300            90,123
Tuesday Morning Corp. (b)                               1,800            51,966
Weight Watchers International, Inc. (b)                 1,200            51,576

Williams-Sonoma, Inc. (b)                               1,650            60,638
WMS Industries, Inc. (b)                                4,000           112,640
                                                                    -----------
                                                                      1,274,645
                                                                    -----------
EDUCATION (2.52%)
Career Education Corp. (b)                              1,700            58,242
Corinthian Colleges, Inc. (b)                           5,000            78,600
                                                                    -----------
                                                                        136,842
                                                                    -----------
ENERGY (1.51%)
Halliburton Co.                                         1,900            82,175
                                                                    -----------
FINANCIAL (5.75%)
American Express Co.                                    1,500            77,055
H & R Block, Inc.                                       1,000            50,580
Morgan Stanley                                          1,700            97,325
Navigant Consulting, Inc. (b)                           1,700            46,291
Northern Trust Corp.                                      950            41,268
                                                                    -----------
                                                                        312,519
                                                                    -----------
HEALTHCARE (14.01%)
Abbott Laboratories                                       750            34,965
American Medical Systems Holdings,                      3,400            58,412
Inc. (b)
Axcan Pharma, Inc. (b)                                  3,100            52,173
Bayer AG ADR                                            3,000            99,270
Charles River Laboratories International,               1,400            65,856
Inc. (b)
First Horizon Pharmaceutical Corp. (b)                  1,800            30,384

Johnson & Johnson, Inc.                                 1,000            67,160

MedImmune, Inc. (b)                                     3,200            76,192
Mentor Corp.                                            3,000            96,300
Millipore Corp. (b)                                     1,100            47,740
Pharmaceutical Product Development,                     1,900            92,055
Inc. (b)
Shire Pharmaceuticals Group PLC                         1,200            41,136
ADR                                                                 -----------
                                                                        761,643
                                                                    -----------
MEDIA & ENTERTAINMENT (2.99%)
Time Warner, Inc. (b)                                   3,000            52,650
Viacom, Inc., Class B                                   1,500            52,245
Walt Disney Co. (The)                                   2,000            57,460
                                                                    -----------
                                                                        162,355
                                                                    -----------
TECHNOLOGY (9.02%)
Align Technology, Inc. (b)                              6,700            41,808
Analog Devices, Inc.                                      750            27,105
Applied Materials, Inc. (b)                             1,800            29,250
Dell, Inc. (b)                                          1,200            46,104
Fisher Scientific International, Inc. (b)               1,000            56,920
Intel Corp.                                             2,700            62,721
Microsoft Corp.                                         2,300            55,591
National Semiconductor Corp.                            2,200            45,342
SanDisk Corp. (b)                                       3,000            83,400
Scientific-Atlanta, Inc.                                1,500            42,330
                                                                    -----------
                                                                        490,571
                                                                    -----------
TELECOMMUNICATIONS (2.06%)
ADTRAN, Inc.                                            3,300            58,212
Nokia Corp., Class A ADR                                3,500            54,005
                                                                    -----------
                                                                        112,217
                                                                    -----------
TRANSPORTATION & SERVICES (1.64%)
FedEx Corp.                                               950            89,253
                                                                    -----------
TOTAL COMMON STOCKS (COST $3,044,466)                                 3,504,976
                                                                    -----------

CORPORATE BONDS (12.56%)
AEROSPACE/DEFENSE (0.57%)
Titan Corp., 8.00%, 05/15/11                           30,000            31,200
                                                                    -----------
BUILDING MATERIALS (2.08%)
Texas Industries, Inc., 10.25%,                       100,000           113,250
06/15/11                                                            -----------

CONSUMER CYCLICAL  (4.33%)
Aztar Corp., 7.88%, 06/15/14                           15,000            15,938
Circus Circus Enterprise, Inc., 7.63%,                 15,000            15,750
07/15/13
Isle of Capri Casinos, Inc., 7.00%,                    10,000             9,900
03/01/14
John Q. Hammons Hotels, Inc., 8.88%,                    5,000             5,363
05/15/12
Mandalay Resort Group, 10.25%,                         15,000            16,313
08/01/07
MGM Mirage, Inc., 8.38%, 02/01/11                      25,000            26,999
Park Place Entertainment Corp., 8.88%,                 10,000            10,963
09/15/08
Park Place Entertainment Corp., 8.13%,                 25,000            27,687
05/15/11
Penn National Gaming, Inc., 8.88%,                     65,000            68,899
03/15/10
Royal Caribbean Cruises Ltd., 7.50%,                   25,000            26,624
10/15/27

WCI Communities, Inc., 10.63%,                         10,000            10,838
02/15/11                                                            -----------
                                                                        235,274
                                                                    -----------
CONSUMER STAPLES (0.30%)
Pilgrim's Pride Corp., 9.63%,                          15,000            16,275
09/15/11                                                            -----------

ENERGY (1.11%)
Swift Energy Co., 9.38%, 05/01/12                       5,000             5,425
Tesoro Petroleum Corp., 9.63%,                         50,000            54,875
04/01/12                                                            -----------
                                                                         60,300
                                                                    -----------
FINANCIAL (1.42%)
Ford Motor Credit Co., 5.80%,                          25,000            23,877
01/12/09
Host Marriott Corp., 9.25%, 10/01/07                   50,000            53,500
                                                                    -----------
                                                                         77,377
                                                                    -----------
MEDIA & ENTERTAINMENT (0.52%)
Charter Communications Holdings,                       35,000            28,263
11.13%, 01/15/11                                                    -----------

TECHNOLOGY (0.76%)
Lucent Technologies, Inc., 7.25%,                      10,000            10,225
07/15/06
Rogers Wireless, Inc., 7.50%,                          30,000            30,975
03/15/15                                                            -----------
                                                                         41,200
                                                                    -----------
UTILITIES (1.47%)
Allied Waste Industries, Inc., 7.88%,                  80,000            79,800
04/15/13                                                            -----------

TOTAL CORPORATE BONDS (COST $637,241)                                   682,939
                                                                    -----------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (11.92%)
U.S. TREASURY NOTES (11.92%)
2.49%, 05/31/05                                       250,000           249,404
2.71%, 06/30/05                                       400,000           398,438
                                                                    -----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
  (COST $647,932)                                                       647,842
                                                                    -----------

CONVERTIBLE CORPORATE BONDS (5.92%)
AIRLINES (1.94%)
JetBlue Airways Corp., 3.50%,                          60,000            51,450
07/15/33
JetBlue Airways Corp., 3.75%,                          55,000            54,450
03/15/35                                                            -----------
                                                                        105,900
                                                                    -----------
FINANCIAL (1.54%)
BISYS Group, Inc. (The), 4.00%,                        45,000            44,494
03/15/06
NCO Group, Inc., 4.75%, 04/15/06                       40,000            39,000
                                                                        ------
                                                                         83,494
HEALTHCARE (1.38%)
Amylin Pharmaceuticals, Inc., 2.50%,                   85,000            75,119
04/15/11                                                            -----------

MEDIA & ENTERTAINMENT (1.06%)
Lions Gate Entertainment Corp., 2.94%,                 50,000            57,375
 10/15/24, (c)                                                      -----------

TOTAL CONVERTIBLE CORPORATE BONDS (COST $327,994)                       321,888
                                                                    -----------

CONVERTIBLE PREFERRED STOCKS (4.39%)
BUILDING MATERIALS (0.53%)
TXI Capital Trust, Inc.                                   600            28,590
                                                                    -----------
ENERGY (2.48%)
ICO Holdings, Inc.                                      6,000           135,060
                                                                    -----------
FINANCIAL (1.38%)
Boston Private Financial                                1,550            74,981
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $206,447)                      238,631
                                                                    -----------

INVESTMENT COMPANIES (0.49%)
INVESTMENT COMPANIES (0.49%)
Wells Fargo Prime Investment Money                     26,589            26,589
Market Fund                                                         -----------

TOTAL INVESTMENT COMPANIES (COST $26,589)                                26,589
                                                                    -----------

PREFERRED STOCK  (0.00%)
MEDIA & ENTERTAINMENT  (0.00%)
Adelphia Communications Corp.                              50               150
                                                                    -----------
TOTAL PREFERRED STOCK (COST $5,069)                                         150
                                                                    -----------


TOTAL INVESTMENTS (COST $4,895,738) (a) - 99.76%                      5,423,015
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%                            13,162
                                                                    -----------
NET ASSETS - 100.00%                                                $ 5,436,177
                                                                    ===========
------------
(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
(c) Rule 144A Section 4(2), or other security, which is restricted as to resale to institutional investors.
ADR - American Depositary Receipt

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

INTERMEDIATE FIXED INCOME
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)
                                                     SHARES
                                                       OR
                                                    PRINCIPAL         MARKET
                                                     AMOUNT            VALUE
                                                    ---------       -----------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (53.34%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (0.83%)
4.00%, 10/01/09                                        23,795       $    23,579
4.50%, 10/01/09                                        23,668            23,741
                                                                    -----------
                                                                         47,320
FEDERAL NATIONAL CONVENTIONAL LOAN (12.11%)
6.00%, 04/01/18                                        22,445            23,194
6.00%, 05/01/29                                        22,490            23,063
8.00%, 10/01/30                                         1,062             1,143
6.50%, 02/01/32                                        15,805            16,438
6.50%, 03/01/32                                        95,111            98,923
7.00%, 05/01/32                                        79,921            84,296
6.50%, 06/01/32                                         9,647            10,030
6.50%, 09/01/32                                        15,935            16,567
6.50%, 01/01/33                                       101,333           105,355
6.00%, 02/01/33                                        77,790            79,534
6.00%, 02/01/33                                        24,096            24,662
5.50%, 04/01/33                                        19,246            19,309
5.00%, 06/01/33                                        42,481            43,211
5.50%, 06/01/33                                        62,066            62,272
5.50%, 07/01/33                                        78,957            79,218
                                                                    -----------
                                                                        687,215
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (11.34%)
3.53%, 07/01/10                                        24,275            23,000
5.00%, 07/01/11                                        12,994            13,094
5.50%, 09/25/11                                        10,000            10,430
5.00%, 10/01/11                                        13,182            13,284
5.14%, 12/25/11                                        18,806            19,209
4.06%, 06/01/13                                        10,000             9,282
5.50%, 12/01/24                                        38,959            39,324
5.50%, 01/01/25                                        12,065            12,118
7.00%, 11/01/31                                         4,939             5,215
TBA, 5.00%, 04/01/20                                  125,000           124,883
TBA, 5.50%, 04/01/20                                   15,000            15,281
TBA, 0.00%, 04/01/35                                  100,000           102,188
TBA, 0.00%, 04/01/35                                  105,000           105,131
TBA, 0.00%, 05/01/35                                  155,000           151,076
                                                                    -----------
                                                                        643,515
                                                                    -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (7.06%)
1.70%, 11/16/06                                         2,673             2,667
3.65%, 09/16/17                                        29,087            28,481
9.00%, 12/15/17                                         5,055             5,504
4.15%, 02/16/18                                        28,976            28,667
2.91%, 06/16/18, (c)                                   22,775            21,946
3.61%, 08/16/18                                        20,000            19,528
3.02%, 01/16/19                                        24,216            23,380
2.95%, 03/16/19                                        15,000            14,341
2.82%, 12/16/19                                        43,301            41,584
3.40%, 03/16/20                                        24,270            23,557
4.04%, 05/16/21                                         9,968             9,822
3.08%, 04/16/22                                        24,706            23,724

4.03%, 05/16/22                                         9,971             9,802
3.36%, 08/16/22                                        13,659            13,193
3.38%, 01/16/23                                        35,000            33,839
3.09%, 04/16/24                                         7,151             7,032
4.13%, 02/16/27                                        19,955            19,646
4.00%, 05/16/27                                        24,848            24,337
4.70%, 12/15/29                                        25,000            25,000
5.50%, 12/15/29                                        25,000            25,000
                                                                    -----------
                                                                        401,050
                                                                    -----------
STUDENT LOAN MARKETING ASSOCIATION (0.26%)
2.75%, 12/01/05                                        15,000            14,902
                                                                    -----------
U.S. TREASURY BILLS (3.60%)
2.51%, 04/14/05                                       130,000           129,879
2.58%, 04/28/05                                        50,000            49,903
2.77%, 06/16/05                                        25,000            24,858
                                                                    -----------
                                                                        204,640
                                                                    -----------
U.S. TREASURY BONDS (3.66%)
6.25%, 05/15/30                                       173,000           207,857
                                                                    -----------
U.S. TREASURY INFLATION PROTECTION BONDS (4.01%)
3.38%, 01/15/07                                       180,000           227,446
                                                                    -----------
U.S. TREASURY NOTES (10.47%)
1.25%, 05/31/05                                        55,000            54,869
1.50%, 07/31/05                                        20,000            19,908
1.50%, 03/31/06                                       125,000           122,632
2.63%, 03/15/09                                        60,000            56,850
3.38%, 09/15/09                                       351,000           340,182
                                                                    -----------
                                                                        594,441
                                                                    -----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
  (COST $3,039,551)                                                   3,028,386
                                                                    -----------

CORPORATE BONDS (31.37%)
AUTOMOTIVE (1.80%)
DaimlerChrysler NA Holdings, 7.75%,                    25,000            25,212
06/15/05
DaimlerChrysler NA Holdings, 3.47%,                    30,000            30,123
05/24/06, (c)
General Motors Corp., 8.38%,                           50,000            42,787
07/15/33
General Motors Corp., 0.00%,                           15,000             3,886
03/15/36                                                            -----------
                                                                        102,008
                                                                    -----------
BASIC MATERIALS (3.50%)
Abitibi-Consolidated, Inc., 8.50%,                     17,000            15,428
08/01/29
Donnelley (R.R.) & Sons, 5.00%,                         5,000             5,040
11/15/06
Georgia-Pacific Corp., 8.88%,                          21,000            23,441
02/01/10
ICI Wilmington, 5.63%, 12/01/13                        14,000            14,185
International Flavors & Fragrances, Inc.,              25,000            25,594
6.45%, 05/15/06
International Steel Group, Inc., 6.50%,                12,000            12,240
04/15/14
Lubrizol Corp., 6.50%, 10/01/34                        15,000            15,668
RPM International, Inc., 4.45%,                        15,000            14,640
10/15/09, (b)
RPM International, Inc., 6.25%,                        14,000            14,657
12/15/13

Sappi Papier Holding AG, 6.75%,                        20,000            21,694
06/15/12, (b)
Sealed Air Corp., 6.88%, 07/15/33, (b)                 10,000            10,837
Temple-Inland, 5.00%, 05/17/07                         25,000            25,174
                                                                    -----------
                                                                        198,598
                                                                    -----------
CAPITAL GOODS (0.06%)
American Standard, Inc., 7.38%,                         3,000             3,208
02/01/08                                                            -----------

COMMUNICATIONS (0.51%)
Clear Channel Communications, Inc.,                    15,000            14,437
4.25%, 05/15/09
Clear Channel Communications, Inc.,                    15,000            14,427
4.50%, 01/15/10                                                     -----------
                                                                         28,864
                                                                    -----------
CONSUMER CYCLICAL (3.72%)
Aramark Services, Inc., 7.00%,                         25,000            26,159
05/01/07
Carnival Corp., 7.05%, 05/15/05                        30,000            30,124
Heinz (H.J.) Co., 6.19%, 12/01/05, (b)                 40,000            40,581
(c)
Liberty Media Corp., 3.50%, 09/25/06                   20,000            19,712
May Department Stores Co., 3.95%,                       5,000             4,932
07/15/07
May Department Stores Co., 4.80%,                       5,000             4,969
07/15/09
MGM Mirage, Inc., 6.00%, 10/01/09                      10,000             9,863
Mohegan Tribal Gaming Authority,                        5,000             4,900
6.13%, 02/15/13, (b)
Mohegan Tribal Gaming Authority,                        5,000             5,013
7.13%, 08/15/14
Office Depot, Inc., 6.25%, 08/15/13                     5,000             5,231
Park Place Entertainment Corp., 7.88%,                  5,000             5,106
12/15/05
Park Place Entertainment Corp., 8.50%,                  5,000             5,256
11/15/06
Reed Elsevier Capital, 6.13%,                          25,000            25,521
08/01/06
Speedway Motorsports, Inc., 6.75%,                     10,000            10,100
06/01/13
Stater Brothers Holdings, 8.13%,                       15,000            14,475
06/15/12                                                            -----------
                                                                        211,942
CONSUMER STAPLES  (0.45%)
Safeway, Inc., 4.13%, 11/01/08                         10,000             9,701
Tricon Global Restaurants, Inc., 8.50%,                15,000            15,655
04/15/06                                                            -----------
                                                                         25,356
                                                                    -----------
ENERGY (3.27%)
Ameren Corp., 4.26%, 05/15/07                           5,000             4,989
FirstEnergy Corp., 5.50%, 11/15/06                     20,000            20,340
Illinois Power, 7.50%, 06/15/09                        10,000            11,063
IPALCO Enterprises, Inc., 8.63%,                        5,000             5,738
11/14/11
IPALCO Enterprises, Inc., 6.60%,                        3,000             3,238
01/01/34, (b)
Nevada Power Co., 5.88%, 01/15/15,                      5,000             4,875
(b)
Niagara Mohawk Power Corp., 7.75%,                     20,000            22,090
10/01/08

Pemex Project Funding Master Trust,                    25,000            26,750
7.38%, 12/15/14
Sempra Energy, 4.62%, 05/17/07                          5,000             5,020
Southern Natural Gas Co., 7.35%,                       15,000            15,321
02/15/31
Teck Cominco Ltd., 7.00%, 09/15/12                     10,000            10,877
TXU Corp., 6.38%, 01/01/08                             10,000            10,409
TXU Corp., 4.80%, 11/15/09, (b)                        30,000            29,062
Westar Energy, Inc., 7.88%, 05/01/07                   15,000            16,029
                                                                    -----------
                                                                        185,801
                                                                    -----------
FINANCIAL (9.43%)
Ace Capital Trust II, 9.70%, 04/01/30                  18,000            24,601
American International Group, 2.85%,                   10,000             9,952
12/01/05
Amvescap PLC, 5.90%, 01/15/07                          10,000            10,297
Amvescap PLC, 5.38%, 02/27/13                          15,000            14,884
Amvescap PLC, 5.38%, 12/15/14, (b)                     30,000            29,317
Banco Nacional De Desenvolvimiento                     25,000            24,563
Economico (Brazil), 5.83%, 06/16/08,
(c)
Capital One Financial Corp., 6.00%,                    30,000            31,365
08/15/13
Chevy Chase Bank, 6.88%, 12/01/13                      10,000            10,350
Cincinnati Financial Corp., 6.13%,                     15,000            15,112
11/01/34, (b)
Countrywide Home Loan, 3.25%,                          35,000            35,000
04/12/06, (c)
Deluxe Corp., 3.50%, 10/01/07, (b)                     30,000            29,225
Equifax, Inc., 6.30%, 07/01/05                         15,000            15,107
ERAC USA Finance Co., 7.35%,                           10,000            10,796
06/15/08, (b)
Fondo LatinoAmericano, 3.00%,                          10,000             9,876
08/01/06, (b)
Glencore Funding LLC, 6.00%,                           29,000            27,579
04/15/14, (b)
Industrial Bank of Korea, 4.00%,                       10,000             9,622
05/19/14, (b)
Jefferies Group, Inc., 7.50%, 08/15/07                  5,000             5,351
Jefferies Group, Inc., 7.75%, 03/15/12                  7,000             7,874
Leucadia National Corp., 7.00%,                        10,000             9,975
08/15/13
Nationwide Mutual Insurance Co.,                       10,000            12,029
7.88%, 04/01/33, (b)
Popular NA, Inc., 6.13%, 10/15/06                      30,000            30,811
Principal Financial Life Group, 2.67%,                 20,000            19,999
10/14/05, (c)
Prudential Financial, Inc., 4.10%,                     10,000            10,033
11/15/06
Prudential Financial, Inc., 5.10%,                     10,000             9,901
09/20/14
Royal Bank of Scotland, 7.82%,                         25,000            25,612
12/31/05
Union Planters Bank, 5.13%, 06/15/07                   10,000            10,161
Washington Mutual, Inc., 2.40%,                        30,000            29,770
11/03/05
WFS Financial Trust, 4.57%,                            15,000            15,000
11/19/12
Zions Bancorp, 6.00%, 09/15/15                         40,000            41,682
                                                                    -----------
                                                                        535,844
                                                                    -----------

HEALTHCARE (0.45%)
Coventry Health Care, Inc., 5.88%,                      5,000             5,000
01/15/12, (b)
HCA Healthcare Co., 7.13%, 06/01/06                     5,000             5,144
United Healthcare, Inc., 7.50%,                        10,000            10,199
11/15/05
United Healthcare, Inc., 5.20%,                         5,000             5,087
01/17/07                                                            -----------
                                                                         25,430
                                                                    -----------
REITS (2.20%)
Archstone-Smith Operation Trust,                       15,000            15,166
5.00%, 08/15/07
Arden Realty LP, 7.00%, 11/15/07                        5,000             5,317
Arden Realty LP, 5.20%, 09/01/11                       10,000             9,980
Boston Properties LP, 5.63%,                            7,000             7,086
04/15/15
Duke Realty LP, 7.38%, 09/22/05                         5,000             5,085
Duke Realty LP, 5.25%, 01/15/10                        15,000            15,167
Duke Realty LP, 6.95%, 03/15/11                        10,000            10,856
EOP Operating LP, 7.50%, 04/19/29                      10,000            11,421
ERP Operating LP, 4.75%, 06/15/09                       5,000             5,002
Healthcare Realty Trust, 8.13%,                        26,000            29,798
05/01/11
Mack-Cali Realty LP, 5.13%,                            10,000             9,766
01/15/15                                                            -----------
                                                                        124,644
                                                                    -----------
TECHNOLOGY (2.53%)
Alltel Corp., 4.66%, 05/17/07                          15,000            15,091
Deutsche Telekom, 8.75%, 06/15/30                      30,000            39,235
France Telecom, 7.20%, 03/01/06                        25,000            25,774
France Telecom, 8.50%, 03/01/11                        15,000            17,164
Freescale Semiconductor, Inc., 6.88%,                  10,000            10,288
07/15/11
Nextel Communications, 5.95%,                          11,000            10,945
03/15/14
Qwest Corp., 5.63%, 11/15/08                           10,000             9,925
Qwest Corp., 7.88%, 09/01/11, (b)                       5,000             5,150
SBC Communications, 5.63%,                             10,000            10,039
06/15/16                                                            -----------
                                                                        143,611
                                                                    -----------
UTILITIES (3.45%)
Cleveland Electric Co., 7.43%,                          5,000             5,520
11/01/09
Consumers Energy Co., 6.25%,                            3,000             3,084
09/15/06
Consumers Energy Co., 4.00%,                           10,000             9,564
05/15/10
Consumers Energy Co., 5.50%,                           15,000            14,954
08/15/16, (b)
Dominion Resources, Inc., 3.66%,                       10,000             9,922
11/15/06
FPL Group Capital, Inc., 7.63%,                        20,000            20,992
09/15/06
NiSource, Inc., 2.70%, 12/17/07                        50,000            49,304
NiSource, Inc., 3.43%, 11/23/09, (c)                   30,000            30,166
NiSource, Inc., 7.86%, 03/27/17                         5,000             5,794
Oakmont Asset Trust, 4.51%, 12/22/08,                  10,000             9,895
 (b)

PPL Cap Funding Trust I, 7.29%,                        20,000            20,617
05/18/06
Republic Services, Inc., 7.13%,                         4,000             4,354
05/15/09, (b)
Waste Management, Inc., 7.38%,                         10,000            11,640
05/15/29                                                            -----------
                                                                        195,806
                                                                    -----------
TOTAL CORPORATE BONDS (COST $1,785,504)                               1,781,112
                                                                    -----------

ASSET BACKED SECURITIES (17.20%)
AUTOMOTIVE (0.38%)
Hyundai Auto Receivables Trust,                        10,000             9,838
3.36%, 08/15/11
MMCA Automobile Trust, 5.37%,                          11,845            11,879
01/15/10                                                            -----------
                                                                         21,717
                                                                    -----------
FINANCIAL (12.52%)
Accredited Mortgage Loan Trust, 2.95%,                 24,526            24,527
 04/25/35, (c)
Bear Stearns Asset Backed Securities,                  40,367            40,367
3.01%, 01/25/35, (c)
BMW Vehicle Owner Trust, 3.32%,                        20,000            19,662
02/25/09
Calwest Industrial Trust, 6.13%,                       10,000            10,617
02/15/17, (b)
Capital One Multi-Asset Execution                      55,000            55,081
Trust, 3.49%, 07/15/08, (c)
Capital One Multi-Asset Execution                       5,000             4,973
Trust, 3.50%, 02/17/09
Capital One Multi-Asset Execution                      30,000            29,489
Trust, 3.40%, 11/16/09
Chase Funding Loan Acquisition Trust,                   9,819             9,821
3.03%, 09/25/13, (c)
Citbank Credit Card Issuance Trust,                    25,000            25,719
6.65%, 05/15/08
Countrywide Home Loan, 3.01%,                          16,683            16,686
09/25/23, (c)
Countrywide Home Loan, 2.94%,                          10,000            10,000
03/15/35
Countrywide Home Loan, 2.99%,                          44,444            44,454
06/25/36, (c)
Credit Suisse First Boston Mortgage                    15,000            15,275
Securities Corp., 6.94%, 08/25/32
DaimlerChrysler Auto Trust, 2.88%,                     50,000            49,300
10/08/09
Discover Card Master Trust, 3.22%,                     25,000            25,006
11/15/07, (c)
First Chicago/Lennar Trust, 7.68%,                     15,000            15,380
04/29/39, (c)
Ford Credit Auto Trust, 4.19%,                          5,000             4,948
07/15/09
Green Tree Financial Corp., 9.25%,                     25,000            27,112
03/15/20
MBNA Master Credit Card Trust Corp.,                   20,000            19,435
 2.70%, 09/15/09
Merrill Lynch Mortgage Investors, Inc.,                21,408            21,411
2.95%, 09/25/35, (c)
Merrill Lynch Mortgage Investors, Inc.,                21,775            21,777
2.96%, 10/25/35, (c)

Option One Mortgage Loan Trust,                        22,188            22,191
3.00%, 11/25/34, (c)
Park Place Securities, Inc., 2.96%,                    38,626            38,643
03/25/35, (c)
Residential Asset Mortgage Products,                   25,000            25,000
Inc., 2.95%, 11/25/24, (c)
Residential Asset Mortgage Products,                   45,455            45,471
Inc., 2.98%, 06/25/27, (c)
Residential Asset Mortgage Products,                   24,320            24,326
Inc., 2.96%, 02/25/35, (c)
Residential Asset Securties Corp.,                     21,162            21,166
3.02%, 03/25/25, (c)
Vanderbilt Mortgage Finance, 6.75%,                     5,000             5,147
03/07/29
WFS Financial Owner Trust, 3.51%,                      18,278            18,010
02/17/12
WFS Financial Owner Trust, 3.13%,                      20,000            19,716
05/17/12                                                            -----------
                                                                        710,710
                                                                    -----------
SECURITY BROKERS & DEALERS (2.83%)
Ameriquest Mortgage Securities, Inc.,                  15,000            14,781
2.65%, 05/25/34
Ameriquest Mortgage Securities, Inc.,                  28,827            28,834
2.95%, 03/25/35, (c)
DLJ Commercial Mortgage Corp.,                         45,000            47,399
6.24%, 11/12/31, 1998-CF2
LB Commercial Conduit Mortgage                         15,000            16,248
Trust, 6.93%, 06/15/31
Morgan Stanley Dean Witter Capital,                    25,000            26,342
6.54%, 02/15/31
Morgan Stanley Dean Witter Capital,                    25,000            26,595
6.71%, 12/15/31
Structured Asset Mortgage Investments,                    240               239
Inc., 6.75%, 05/02/30                                               -----------
                                                                        160,438
                                                                    -----------
TOBACCO (1.47%)
Badger Tobacco Asset Securitization                    35,000            35,509
Corp., 6.13%, 06/01/27
Golden State Tobacco Securitization                    15,000            15,104
Corp., 5.00%, 06/01/21
Golden State Tobacco Securitization                    15,000            17,158
Corp., 7.88%, 06/01/42
Golden State Tobacco Securitization                     5,000             5,727
Corp., 7.90%, 06/01/42
Tobacco Settlement Management,                         10,000            10,125
6.00%, 05/15/22                                                     -----------
                                                                         83,623
                                                                    -----------
TOTAL ASSET BACKED SECURITIES (COST $975,817)                           976,488
                                                                    -----------

COLLATERALIZED MORTGAGE OBLIGATIONS (3.88%)
FINANCIAL (3.88%)
Banc of America Mortgage Securities,                   41,466            40,767
4.17%, 07/25/34, (c)
Bear Stearns Commercial Mortgage                       25,000            24,319
Securities, Inc., 4.24%, 08/13/39
Bear Stearns Commercial Mortgage                       25,000            24,596
Securities, Inc., 4.57%, 07/11/42
Credit Suisse First Boston Mortgage                    40,000            43,247
Securities Corp., 6.51%, 02/15/34

Lehman Brothers Holdings, 2.94%,                       13,731            13,730
10/15/17, (c)
Nomura Asset Acceptance Corp., 4.86%,                  25,000            24,524
 02/25/35
Washington Mutual, Inc., 4.08%,                        25,000            24,593
10/25/33
Washington Mutual, Inc., 3.95%,                        25,000            24,304
07/25/34                                                            -----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $224,908)               220,080
                                                                    -----------

FOREIGN GOVERNMENT OBLIGATIONS (2.68%)
FOREIGN GOVERNMENT (2.68%)
Australian Government, 5.25%,                         125,000            94,854
08/15/10
Republic of El Salvador, 9.50%,                        10,000            10,575
08/15/06
Republic of El Salvador, 8.50%,                         5,000             5,625
07/25/11, (b)
Russia Federation Ministry Finance,                    10,000            10,998
10.00%, 06/26/07
Russia Federation Ministry Finance,                    20,000            20,490
5.00%, 03/31/30
United Mexican States, 6.75%,                          10,000             9,760
09/27/34                                                            -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $151,545)                    152,302
                                                                    -----------

INVESTMENT COMPANIES (1.00%)
INVESTMENT COMPANIES (1.00%)
Wells Fargo Prime Investment Money                     56,966            56,966
Market Fund                                                         -----------

TOTAL INVESTMENT COMPANIES (COST $56,966)                                56,966
                                                                    -----------

CONVERTIBLE PREFERRED STOCKS (0.86%)
FINANCIAL (0.12%)
Sovereign Capital Trust IV                                150             7,069
                                                                    -----------
REITS (0.74%)
EOP Operating Ltd.                                        825            41,968
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $47,799)                        49,037
                                                                    -----------

CALL OPTIONS PURCHASED (0.01%)
Columbia Credit Default Swap,                          32,233                 0
Expiration January 2008
GMAC Credit Default Swap, Expiration                   14,000                 0
June 2006
HSBC Bank PLC Credit Default Swap,                     29,000                 0
Expiration December 2014
Starwood Hotels Credit Default Swap,                   28,000                 0
Expiration March 2010
Telecom Italia Credit Default Swap,                    55,000                 0
Expriation December 2009
U.S. Treasury Notes, 4.00%, 05/31/05,                 120,000               840
Expiration May 2005, Exercise Price
96.94.
Washington Mutual Credit Default                       14,000                 0
Swap, Expiration March 2015                                         -----------

TOTAL CALL OPTIONS PURCHASED (COST $1,294)                                  840
                                                                    -----------

PUT OPTIONS PURCHASED  (0.01%)
U.S. Treasury Notes, 4.00%, 06/07/05,                  60,000               552
Expiration June 2005, Exercise Price                                -----------
95.33.

TOTAL PUT OPTIONS PURCHASED (COST $816)                                     552
                                                                    -----------


TOTAL INVESTMENTS (COST $6,284,200) (a) - 110.35%                     6,265,763
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.35)%                       (587,918)
                                                                    -----------
NET ASSETS - 100.00%                                                $ 5,677,845
                                                                    ===========
------------
(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2), or other security, which is restricted as to resale to qualified purchasers.
(c) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
(d) Serves as collateral for futures contracts.
IO - Interest Only Bond
TBA - To Be Announced

The following options written were outstanding for Intermediate Fixed Income as of March 31, 2005:

CALL OPTIONS WRITTEN

ISSUER                                                 EXPIRATION     EXERCISE     NUMBER OF       MARKET VALUE
                                                       DATE           PRICE        CONTRACTS
Altria Credit Default Swap                                 Dec-09     $     -             280        $  6.00

Countrywide Credit Default Swap                            Dec-09     $     -             140        $     -

Hilton Hotels Credit Default Swap                          Mar-10     $     -             280        $  1.00

News America Credit Default Swap                           Dec-09     $     -             280        $     -

Republic of Columbia Credit Default Swap                   Jan-06     $     -             322        $     -

Tyco Credit Default Swap                                   Dec-09     $     -             280        $     -

United States Treasury Notes                               May-05     $98.484           2,400        $722.00

Viacom Credit Default Swap                                 Mar-10     $     -             990        $     -

Washington Mutual Ten Year Credit Default Swap             Dec-14     $     -             290        $     -

Total Call Options Written Outstanding (premiums received, $1,294)


PUT OPTIONS WRITTEN

ISSUER                                                  EXPIRATION  EXERCISE       NUMBER OF       MARKET VALUE
                                                        DATE        PRICE          CONTRACTS
United States Treasury Notes                               Jun-05     $93.531           1,200        $    409

Total Put Options Written Outstanding (premiums received, $815)


SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

GLOBAL FIXED INCOME
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                     SHARES
                                                       OR
                                                    PRINCIPAL         MARKET
                                                     AMOUNT            VALUE
                                                    ---------       -----------
GOVERNMENT BONDS (61.48%)
AUSTRALIA (9.59%)
Australian Government, 5.25%,                         350,000       $   265,592
08/15/10, (AUD)
Australian Government, 5.75%,                         550,000           427,830
06/15/11, (AUD)
Australian Government, 6.00%,                          50,000            39,631
02/15/17, (AUD)                                                     -----------
                                                                        733,053
                                                                    -----------
BELGIUM (4.29%)
Belgium Government, 4.25%, 09/28/13,                  240,000           327,971
(EUR)                                                               -----------

BRAZIL (0.16%)
Federal Republic of Brazil, 3.13%,                     13,235            12,425
04/15/12, (c)                                                       -----------

DENMARK (1.87%)
Kingdom of Denmark, 3.13%, 10/15/10,                  110,000           143,004
(EUR)                                                               -----------

EGYPT (0.20%)
Egyptian Government, 5.80%,                            15,000            15,000
05/15/05                                                            -----------

EL SALVADOR  (0.22%)
El Salvador Government, 8.50%,                         10,000            11,275
07/25/11
El Salvador Government, 8.50%,                          5,000             5,625
07/25/11, (b)                                                       -----------
                                                                         16,900
                                                                    -----------
FRANCE (8.88%)
French Government, 5.00%, 01/12/06,                   270,000           358,118
(EUR)
French Government, 4.50%, 07/12/06,                   240,000           320,115
(EUR)                                                               -----------
                                                                        678,233
                                                                    -----------
GERMANY (11.43%)
Bundesobligation, 5.00%, 08/19/05,                    300,000           393,913
(EUR)
Bundesschatzanweisungen, 2.75%,                       125,000           163,261
06/23/06, (EUR)
Deutschland Republic, 5.00%, 07/04/11,                 15,000            21,382
(EUR)
Deutschland Republic, 4.75%, 07/04/34,                205,000           294,968
(EUR)                                                               -----------
                                                                        873,524
                                                                    -----------
GREECE (1.43%)
Hellenic Republic, 3.70%, 07/20/15,                    85,000           109,354
(EUR)                                                               -----------

MEXICO (0.28%)
Mexican Fixed Rate Bonds, 8.00%,                      275,000            21,276
12/19/13, (MXN)                                                     -----------

NETHERLANDS (6.92%)
Netherlands Government, 5.50%,                        365,000           528,606
07/15/10, (EUR)                                                     -----------

PANAMA (0.07%)
Republic of Panama, 8.88%, 09/30/27                     5,000             5,375
                                                                    -----------
RUSSIA (0.27%)
Russia Federation, 5.00%, 03/31/30                     20,000            20,490
                                                                    -----------
SERBIA (0.16%)
Serbia Government, 3.75%, 11/15/24                     15,000            12,150
                                                                    -----------
SINGAPORE (1.05%)
Singapore Government, 5.63%,                          120,000            80,107
07/01/08, (SGD)                                                     -----------

SOUTH AFRICA (0.22%)
Republic of South Africa, 9.13%,                        5,000             5,694
05/19/09
Republic of South Africa, 7.38%,                       10,000            11,000
04/25/12                                                            -----------
                                                                         16,694
                                                                    -----------
SWEDEN (4.05%)
Swedish Government, 8.00%, 08/15/07,                  900,000           143,641
(SEK)
Swedish Government, 5.25%, 03/15/11,                1,060,000           165,971
(SEK)                                                               -----------
                                                                        309,612
                                                                    -----------
UNITED KINGDOM (10.39%)
Gilt Treasury, 4.00%, 03/07/09,                       295,000           543,949
(GBP)
Gilt Treasury, 8.00%, 09/27/13,                        65,000           150,921
(GBP)
Gilt Treasury, 4.25%, 06/07/32,                        55,000            98,711
(GBP)                                                               -----------
                                                                        793,581
                                                                    -----------
TOTAL GOVERNMENT BONDS (COST $4,410,918)                              4,697,355
                                                                    -----------

CORPORATE BONDS (21.19%)
CANADA (0.76%)
MINING (0.21%)
Teck Cominco Ltd., 7.00%, 09/15/12                     15,000            16,315
                                                                    -----------
RAILROADS (0.28%)
Canadian Pacific Railway, 4.90%,                       25,000            21,189
06/15/10, (CAD)                                                     -----------

STEEL (0.20%)
Ispat Inland ULC, 9.75%, 04/01/14                      13,000            15,210
                                                                    -----------
TELECOMMUNICATION SERVICES (0.07%)
Rogers Wireless, Inc., 7.50%,                           5,000             5,163
03/15/15                                                            -----------
                                                                         57,877
                                                                    -----------
DENMARK (0.53%)
MORTGAGE (0.53%)
Realkredit Danmark A/S, 4.00%,                        230,000            40,598
01/01/06, (DKK)                                                     -----------

FRANCE (1.64%)
ENVIRONMENTAL SERVICES (0.27%)
Veolia Environment, 4.88%, 05/28/13,                   15,000            20,655
(EUR)                                                               -----------

TELECOMMUNICATION SERVICES (1.37%)
France Telecom SA, 8.50%, 03/01/11                     15,000            17,164
France Telecom SA, 7.25%, 01/28/13,                    20,000            31,565
(EUR)
France Telecom SA, 8.13%, 01/28/33,                    30,000            56,113
(EUR)                                                               -----------
                                                                        104,842
                                                                    -----------
                                                                        125,497
                                                                    -----------
GERMANY (1.13%)
BANKING (1.13%)
Kredit Wiederauf, 3.50%, 04/17/09,                     65,000            86,258
(EUR)                                                               -----------

IRELAND (0.43%)
FINANCE (0.43%)
GE Capital Euro Funding, 2.27%,                        25,000            32,482
05/04/11, (EUR) (c)                                                 -----------

KOREA (0.19%)
BANKING (0.19%)
Industrial Bank of Korea, 4.00%,                       10,000             9,622
05/19/14, (b)
Korea Development Bank, 5.75%,                          5,000             5,135
09/10/13                                                            -----------
                                                                         14,757
                                                                    -----------
LUXEMBURG (1.37%)
DIVERSIFIED MANUFACTURING  (0.27%)
Tyco International Group SA, 5.50%,                    15,000            20,898
11/19/08, (EUR)                                                     -----------

FINANCE (0.70%)
Glencore Finance, 5.38%, 09/30/11,                     40,000            53,364
(EUR)                                                               -----------

TELECOMMUNICATION SERVICES (0.40%)
Sogerim SA, 7.00%, 04/20/11, (EUR)                     20,000            30,614
                                                                    -----------
                                                                        104,876
                                                                    -----------
NETHERLANDS (1.28%)
FINANCE  (0.27%)
Volkswagon International Finance NV,                   15,000            20,633
4.88%, 05/22/13, (EUR)                                              -----------

TELECOMMUNICATION SERVICES (1.01%)
Deutsche Telekom AG, 8.50%,                            30,000            34,503
06/15/10
Deutsche Telekom AG, 6.63%,                            15,000            22,905
07/11/11, (EUR)
Deutsche Telekom AG, 8.75%,                            15,000            19,618
06/15/30                                                            -----------
                                                                         77,026
                                                                    -----------
                                                                         97,659
                                                                    -----------
NORWAY (0.10%)
TELECOMMUNICATION SERVICES  (0.10%)
Telenor ASA, 5.88%, 12/05/12,                           5,000             7,431
(EUR)                                                               -----------

TUNISIA (0.15%)
EMERGING MARKETS (0.15%)
Banque Centrale de Tunisie, 7.38%,                     10,000            11,138
04/25/12                                                            -----------

UNITED KINGDOM (1.93%)
BANKING (1.04%)
Allied Irish Bank, 4.78%, 12/29/49,                    20,000            26,657
(EUR) (c)
Barclays Bank PLC, 4.88%, 12/15/49,                    15,000            19,955
(EUR) (c)
FCE Bank PLC, 2.54%, 06/28/06,                         20,000            25,672
(EUR) (c)
National Westminster Bank, 6.63%,                       5,000             7,349
10/29/49, (EUR)                                                     -----------
                                                                         79,633
                                                                    -----------
BEVERAGES (0.19%)
Allied Domecq Financial SVS, 5.88%,                    10,000            14,240
06/12/09, (EUR)                                                     -----------

BROKERAGE SERVICES (0.51%)
Amvescap PLC, 5.38%, 02/27/13                          15,000            14,884
Amvescap PLC, 5.38%, 12/15/14                          25,000            24,340
                                                                    -----------
                                                                         39,224
                                                                    -----------
LODGING (0.19%)
Hilton Group Finance PLC, 6.50%,                       10,000            14,539
07/17/09, (EUR)                                                     -----------
                                                                        147,636
                                                                    -----------
UNITED STATES (11.68%)
BANKING (1.51%)
Chevy Chase Bank, 6.88%, 12/01/13                      25,000            25,875
Citigroup, Inc., 2.24%, 06/03/11, (b)                  25,000            32,547
Hibernia Corp., 5.35%, 05/01/14                        25,000            24,653
Washington Mutual, Inc., 4.63%,                        35,000            33,064
04/01/14                                                            -----------
                                                                        116,139
                                                                    -----------
CABLE (0.68%)
Clear Channel Communications, Inc.,                    15,000            13,523
4.90%, 05/15/15
Cox Communications, Inc., 7.13%,                       20,000            21,812
10/01/12
CSC Holdings, Inc., 7.88%, 12/15/07                     5,000             5,200
Univison Communications, Inc., 7.85%,                  10,000            11,395
 07/15/11                                                           -----------
                                                                         51,930
                                                                    -----------
CAPITAL GOODS (0.16%)
American Standard, Inc., 7.38%,                         5,000             5,347
02/01/08
Parker-Hannifin Corp., 6.25%,                           5,000             6,651
11/21/05                                                            -----------
                                                                         11,998
                                                                    -----------
CHEMICALS (0.32%)
ICI Wilmington, 4.38%, 12/01/08                        25,000            24,692
                                                                    -----------
ENERGY (1.54%)
FirstEnergy Corp., 5.50%, 11/15/06                     35,000            35,594
Halliburton Co., 5.50%, 10/15/10                       15,000            15,433
Nisource Finance Corp., 6.15%,                         10,000            10,618
03/01/13
Pemex Project Funding Master Trust,                    10,000            14,191
6.63%, 04/04/10, (EUR) (b)
Pemex Project Funding Master Trust,                    10,000            10,200
4.31%, 06/15/10, (b) (c)
Pepco Holdings, Inc., 6.45%, 08/15/12                  30,000            32,275
                                                                    -----------
                                                                        118,311
                                                                    -----------

ENVIRONMENTAL SERVICES (0.42%)
Republic Services, Inc., 6.75%,                         5,000             5,466
08/15/11
Waste Management, Inc., 6.88%,                         25,000            26,903
05/15/09                                                            -----------
                                                                         32,369
                                                                    -----------
FINANCE (2.83%)
Ace Capital Trust II, 9.70%, 04/01/30                  20,000            27,334
Bertelsmann US Finance, 4.63%,                         20,000            27,242
06/03/10, (EUR)
Deluxe Corp., 3.50%, 10/01/07                          20,000            19,483
Ford Motor Credit Co., 6.88%,                          10,000            10,136
02/01/06
Ford Motor Credit Co., 5.63%,                           5,000             4,792
10/01/08
General Motors Acceptance Corp.,                       20,000            25,897
3.90%, 07/05/05, (c)
Glencore Funding LLC, 6.00%,                           30,000            28,530
04/15/14, (b)
Jefferies Group, Inc., 5.50%, 03/15/16                 10,000             9,791
JP Morgan Chase & Co., 5.13%,                          40,000            39,368
09/15/14
Nationwide Mutual Insurance, 7.88%,                    20,000            24,058
04/01/33, (b)                                                       -----------
                                                                        216,631
                                                                    -----------
FOOD (0.09%)
Sara Lee Corp., 6.13%, 07/27/07                         5,000             6,969
                                                                    -----------
GROCERY (0.08%)
Kroger Co., 8.00%, 09/15/29                             5,000             5,982
                                                                    -----------
LODGING (0.26%)
Carnival Corp., 3.75%, 11/15/07                        15,000            14,741
Royal Caribbean Cruises Ltd., 8.25%,                    5,000             5,000
04/01/05                                                            -----------
                                                                         19,741
                                                                    -----------
MEDIA & ENTERTAINMENT (0.31%)
DIRECTV Holdings, 8.38%, 03/15/13                      10,000            10,825
News America Holdings, 9.25%,                          10,000            12,480
02/01/13                                                            -----------
                                                                         23,305
                                                                    -----------
PAPER PRODUCTS (0.51%)
Georgia Pacific Corp., 8.88%,                           5,000             5,581
02/01/10
International Paper Co., 5.38%,                        10,000            13,436
08/11/06
International Paper Co., 5.30%,                        20,000            19,939
04/01/15                                                            -----------
                                                                         38,956
                                                                    -----------
PHARMACEUTICALS (0.47%)
Wyeth, Inc., 5.50%, 02/01/14                           35,000            35,584
                                                                    -----------
REITS (0.77%)
Boston Properties, Inc., 6.25%,                        15,000            16,045
01/15/13
Duke Realty Corp., 5.25%, 01/15/10                     20,000            20,223
EOP Operating LP, 7.00%, 07/15/11                      15,000            16,519
EOP Operating LP, 7.88%, 07/15/31                       5,000             5,975
                                                                    -----------
                                                                         58,762
                                                                    -----------
RETAIL (0.23%)
Office Depot, Inc., 6.25%, 08/15/13                     5,000             5,231

YUM! Brands, Inc., 8.88%, 04/15/11                     10,000            11,982
                                                                    -----------
                                                                         17,213
                                                                    -----------
SEMICONDUCTORS (0.13%)
Freescale Semiconductor, Inc., 5.41%,                  10,000            10,263
07/15/09, (c)                                                       -----------

STEEL (0.20%)
International Steel Group, 6.50%,                      15,000            15,300
04/15/14                                                            -----------

TELECOMMUNICATION SERVICES (0.35%)
AT&T Wireless Services, Inc., 8.75%,                   20,000            26,386
03/01/31                                                            -----------

UTILITIES (0.82%)
Niagara Mohawk Power Corp., 7.75%,                     10,000            11,045
10/01/08
Northern States Power Co., 8.00%,                      10,000            11,907
08/28/12
Progress Energy, Inc., 7.00%,                          10,000            10,971
10/30/31
Public Service Company of Colorado,                    15,000            17,722
7.88%, 10/01/12
TXU Energy Co., 7.00%, 03/15/13                        10,000            10,944
                                                                    -----------
                                                                         62,589
                                                                    -----------
                                                                        893,120
                                                                    -----------
TOTAL CORPORATE BONDS (COST $1,542,769)                               1,619,329
                                                                    -----------

INVESTMENT COMPANIES (4.44%)
INVESTMENT COMPANIES (4.44%)
Wells Fargo Government Institutional                  339,082           339,082
Money Market Fund                                                   -----------

TOTAL INVESTMENT COMPANIES (COST $339,082)                              339,082
                                                                    -----------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (3.85%)
FEDERAL HOME LOAN MORTGAGE CORPORATION  (0.42%)
6.00%, 07/01/17                                        31,199            32,241
                                                                    -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (0.14%)
TBA, 6.50%, 04/01/34                                   10,000            10,375
                                                                    -----------
U.S. TREASURY BILLS (1.95%)
2.75%, 06/16/05                                       150,000           149,145
                                                                    -----------
U.S. TREASURY BONDS  (0.47%)
6.25%, 05/15/30                                        30,000            36,045
                                                                    -----------
U.S. TREASURY NOTES  (0.87%)
6.63%, 05/15/07                                        15,000            15,850
6.13%, 08/15/07                                        15,000            15,769
4.25%, 08/15/13                                        35,000            34,515
                                                                    -----------
                                                                         66,134
                                                                    -----------
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
  (COST $293,138)                                                       293,940
                                                                    -----------


TOTAL INVESTMENTS (COST $6,585,907) (a) - 90.96%                      6,949,706
OTHER ASSETS IN EXCESS OF LIABILITIES - 9.04%                           690,925
                                                                    -----------
NET ASSETS - 100.00%                                                $ 7,640,631
                                                                    ===========
------------
(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Rule 144A, Section 4(2), or other security, which is restricted as to resale to qualified purchasers.
(c) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
(AUD) - Principal amount listed in Australian Dollars.
(CAD) - Principal amount listed in Canadian Dollars.
(DKK) - Principal amount listed in Danish Krone.
(EUR) - Principal amount listed in Euro.
(GBP) - Principal amount listed in British Pounds.
(SGD) - Principal amount listed in Singapore Dollars.
TBA - To Be Announced
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

MONEY MARKET
SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                    PRINCIPAL         MARKET
                                                     AMOUNT            VALUE
                                                    ---------       -----------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS  (100.22%)
FEDERAL FARM CREDIT BANK  (13.87%)
4.38%, 04/15/05                                       200,000       $   200,141
2.68%, 04/25/05                                       150,000           149,733
                                                                    -----------
                                                                        349,874
FEDERAL HOME LOAN BANK  (37.23%)
2.40%, 04/01/05                                       389,000           389,001
2.77%, 04/08/05                                       100,000            99,948
2.77%, 08/26/05, (b)                                  200,000           199,937
2.72%, 09/16/05, (b)                                  250,000           249,904
                                                                    -----------
                                                                        938,790
FEDERAL HOME LOAN MORTGAGE CORPORATION  (9.57%)
2.69%, 04/05/05                                       100,000            99,970
2.67%, 05/09/05                                        92,000            91,743
2.83%, 06/30/05                                        50,000            49,650
                                                                    -----------
                                                                        241,363
FEDERAL NATIONAL MORTGAGE ASSOCIATION  (21.75%)
2.69%, 04/27/05                                       150,000           149,710
2.75%, 05/18/05                                       150,000           149,465
2.78%, 06/24/05                                       100,000            99,358
2.82%, 09/06/05, (b)                                  150,000           149,883
                                                                    -----------
                                                                        548,416
TENNESSEE VALLEY AUTHORITY  (9.90%)
2.63%, 04/07/05                                       100,000            99,956
2.64%, 04/21/05                                       150,000           149,780
                                                                    -----------
                                                                        249,736
U.S. TREASURY BILLS  (7.90%)
2.23%, 04/07/05                                       100,000            99,963
2.78%, 06/23/05                                       100,000            99,364
                                                                    -----------
                                                                        199,327
TOTAL U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
  (COST $2,527,506)                                                   2,527,506
                                                                    -----------


TOTAL INVESTMENTS (COST $2,527,506) (a) - 100.22%                     2,527,506
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22)%                          (5,517)
                                                                    -----------
NET ASSETS - 100.00%                                                $ 2,521,989
                                                                    ===========
------------
(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Variable rate security. The rate reflected in the Schedule of Investments is the rate in effect on March 31, 2005. The maturity date represents the actual maturity date.
SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

NOTES TO SCHEDULES OF INVESTMENTS

A. SECURITIES VALUATION

Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued on their last reported sale price on the principal exchange (U.S. or foreign) or official closing price as reported by NASDAQ. Options and futures contracts are valued at last sale price on the exchange on which they are primarily traded. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the most recent bid quotation. Investments in other open-end investment companies are valued at net asset value.

Debt and other fixed income securities (other than short-term obligations) are valued at the last reported sales price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are translated into U.S. dollars at the prevailing exchange rates on the date of valuation. Investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value, are valued at fair value under procedures approved by the Board of Directors.

Pursuant to Rule 2a-7 of the 1940 Act, securities in the Money Market Portfolio are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS, RELATED INCOME AND EXPENSES

Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income (less foreign tax withheld, if any) is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net asset value of each series. Shares of the Fund are distributed to separate accounts of Business Men's Assurance Company of America and Fidelity Life Insurance Company.

C. OPTIONS

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

Transactions in options written for Intermediate Fixed Income for the three month period ended March 31, 2005, were as follows:

                              NUMBER OF                      PREMIUM
                              CONTRACTS                       AMOUNT
-----------------------------------------------------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2004       2,200                       $ 1,564
Opened                             1,200                           816
Expired                           (2,200)                       (1,564)
Closed                                 -                             -
                             ------------------------------------------
Balance at March 31, 2005          1,200                         $ 816
                             ==========================================
CALL OPTIONS WRITTEN
Balance at December 31, 2004       2,070                           $ -
Opened                             3,992                         1,294
Expired                                -                             -
Closed                              (800)                            -
                             ------------------------------------------
Balance at March 31, 2005          5,262                       $ 1,294
                             ==========================================

D. FOREIGN CURRENCY TRANSLATION

The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Portfolios denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Portfolios may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Portfolios' foreign currency exchange contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Portfolios enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Portfolios do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Portfolios record realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign currency exchange contract or if the value of the foreign currency changes unfavorably.

Following is a summary of forward foreign currency exchange contracts that were outstanding at March 31, 2005 for Global Fixed Income:

CONTRACTS TO SELL CURRENCY:

                                       FOREIGN               AMOUNT TO BE                               NET UNREALIZED
                  SETTLEMENT           CURRENCY               RECEIVED IN          U.S. $ VALUE          APPRECIATION
                     DATE          TO BE DELIVERED              U.S. $             AS OF 9/30/04        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Euro                6/15/05              2,452,000            $ 3,298,364          $ 3,192,653              $ 105,711
Swiss Franc         6/15/05                100,000                 87,407               84,346                  3,062
                                                          --------------------------------------------------------------
                                                              $ 3,385,771          $ 3,276,999              $ 108,773
                                                          ==============================================================

CONTRACTS TO BUY CURRENCY:

                                     FOREIGN                 AMOUNT TO BE                             NET UNREALIZED
                  SETTLEMENT         CURRENCY                DELIVERED IN          U.S. $ VALUE          APPRECIATION
                     DATE         TO BE RECEIVED                 U.S. $            AS OF 3/31/05        (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Brazilian Real      2/10/06               55,000                   18,333               19,298                    965
                                                          --------------------------------------------------------------
                                                              $    18,333             $ 19,298                  $ 965
                                                          ==============================================================


F. FUTURES

The Intermediate Fixed Income and Global Fixed Income Portfolios may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. The Intermediate Fixed Income and Global Fixed Income Portfolios may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, the Intermediate Fixed Income and Global Fixed Income Portfolios are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income Portfolios. The Intermediate Fixed Income and Global Fixed Income Portfolios realize a gain or loss when the contract is closed or expires.

Following is a summary of futures contracts that were outstanding at March 31, 2005 for Intermediate Fixed Income:

                                                  NUMBER        EXPIRATION      CONTRACT        UNREALIZED        NET UNREALIZED
                                   POSITION    OF CONTRACTS        DATE          AMOUNT          GAIN/LOSS         GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------------------------
United States 5 Year Note Future     Long            3            6/21/05      $ 320,665          $ 616                 $ 2,886
United States 2 Year Bond Future     Long            2            6/30/05        415,447         (1,665)                  1,125
                                                                                                                    -----------
                                                                                                                         (2,678)
                                                                                                                        $ 1,333
                                                                                                                    ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

         THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investors Mark Series Fund, Inc.
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                         ------------------------------------------------------
                           Jennifer Lammers, President

Date 05/17/05
     -----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                         ------------------------------------------------------
                           Jennifer Lammers, President

Date 05/17/05
     -----------------

* Print the name and title of each signing officer under his or her signature.